Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhitsccf-20171002_SupplementTextBlock

John Hancock Investment Trust
Supplement dated October 1, 2017, to the current Class A and Class I Prospectus (the "Prospectus")

John Hancock Small Cap Core Fund (the fund)

Effective October 1, 2017, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A		I
Management fee[1]	0.87		0.87
Distribution and service (Rule 12b-1) fees	0.25	[2]	0.00
Other expenses	0.25	[3]	0.23	[4]
Acquired fund fees and expenses[5]	0.00		0.00
Total annual fund operating expenses	1.37		1.10
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2017.
[2]	"Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective October 1, 2017.
[3]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class A shares.
[4]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[5]
"Acquired fund fees and expenses" for the fund have been restated to reflect an amendment to the fund's "Non-Fundamental Investment Restrictions" effective October 1, 2017 to prohibit the fund from investing in business development companies ("BDCs"). In meeting its investment restrictions, the fund does not currently incur any acquired fund fees or expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I
1 year	633	112
3 years	912	350
5 years	1,212	606
10 years	2,064	1,340

(John Hancock Small Cap Core Fund - Classes A and I) | (John Hancock Small Cap Core Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class A shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Small Cap Core Fund - Classes A and I) | (John Hancock Small Cap Core Fund) | Class A
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 633
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,064
(John Hancock Small Cap Core Fund - Classes A and I) | (John Hancock Small Cap Core Fund) | Class I
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%	[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2017.
[2]	"Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective October 1, 2017.
[3]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class A shares.
[4]	"Acquired fund fees and expenses" for the fund have been restated to reflect an amendment to the fund's "Non-Fundamental Investment Restrictions" effective October 1, 2017 to prohibit the fund from investing in business development companies ("BDCs"). In meeting its investment restrictions, the fund does not currently incur any acquired fund fees or expenses.
[5]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.